Investments In Affiliated Companies, Partnership And Other Companies (Income Statement Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Revenues	$ 466,349	$ 424,045	$ 250,499
Gross profit	101,242	83,266	67,747
Net income	$ 10,338	$ 21,252	$ 13,920